Short Term Investment Fund for Puerto Rico Residents, Inc.

SCHEDULE OF INVESTMENTS	March 31, 2026

Face Amount	Issuer	Coupon	Maturity Date	Value

US Government, Agency and Instrumentalities - 100.20% of net assets
$ 4,000,000	Federal Home Loan Bank Discount Note	0.00%	04/16/26	$ 3,993,950
5,900,000	Federal Home Loan Bank Discount Note	0.00%	05/01/26	5,882,170
1,000,000	Federal Home Loan Bank Discount Note	0.00%	05/08/26	996,274
2,500,000	Federal Home Loan Bank Discount Note	0.00%	05/04/26	2,491,796
2,000,000	Federal Home Loan Bank Discount Note	0.00%	04/20/26	1,996,163
2,500,000	Federal Home Loan Bank Discount Note	0.00%	04/30/26	2,492,750
3,000,000	Federal Home Loan Bank Discount Note	0.00%	04/06/26	2,998,487
1,500,000	Federal Home Loan Bank Discount Note	0.00%	04/22/26	1,496,815
1,000,000	Federal Home Loan Bank Discount Note	0.00%	05/07/26	996,370
1,500,000	Federal Home Loan Bank Discount Note	0.00%	04/10/26	1,498,658
1,500,000	Federal Home Loan Bank Discount Note	0.00%	05/12/26	1,493,807
3,600,000	Federal Home Loan Bank Discount Note	0.00%	04/13/26	3,595,666
1,000,000	Federal Home Loan Bank Discount Note	0.00%	04/09/26	999,193
3,650,000	Federal Home Loan Bank Discount Note	0.00%	04/02/26	3,649,633
46,000,000	Federal Home Loan Bank Discount Note	0.00%	04/01/26	46,000,000
1,500,000	Federal Home Loan Bank Discount Note	0.00%	04/07/26	1,499,093

$ 82,150,000				$ 82,080,824

	Total investments (99.58% of net assets)			$ 82,080,824
	Other Assets and Liabilities (-0.42% of net assets)			(343,084)
	Net assets - 100%			$ 82,423,908

The accompanying notes are an integral part of these financial statements.

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